UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

					Capital Cash Management Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                          CAPITAL CASH MANAGEMENT TRUST



                                     ANNUAL
                                     REPORT



                                DECEMBER 31, 2004

PRIVACY NOTICES (UNAUDITED)

                          CAPITAL CASH MANAGEMENT TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Non-public personal information " is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

             Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholder of
Capital Cash Management Trust:

We have audited the accompanying statement of assets and liabilities of the Capital Cash Management Trust (the Fund), as of December 31, 2004, and the related statements of operations for the year ended June 30, 2004 and the six months ended December 31, 2004, the statements of changes in net assets for each of the years in the two year period ended June 30, 2004 and for the period July 1, 2004 through December 31, 2004, and the financial highlights for each of the years in the five year period ended June 30, 2004 and for the period July 1, 2004 through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Cash Management Trust as of December 31, 2004, the results of its operations, the changes in net assets, and the financial highlights for the aforementioned periods, in conformity with U.S. generally accepted accounting principles.



                                              [GRAPHIC OMITTED][GRAPHIC OMITTED]


New York, New York
February 18, 2005

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS:
Cash                                                                      $4,272

                                                                      ----------
Total Assets                                                               4,272

                                                                      ----------

LIABILITIES:
Accrued expenses and                                                       3,271
other
                                                                      ----------
Total                                                                      3,271
Liabilities
                                                                      ----------
NET ASSETS (equivalent to $1.00 per share
on
1,001 shares
outstanding)                                                             $ 1,001
                                                                           =====

NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share                                            $  10
Additional paid-in capital                                                 1,006
Accumulated net realized loss on                                            (15)
investments
                                                                     -----------
                                                                         $ 1,001
                                                                          ======
SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Net Assets                                                               $ 1,001
                                                                           =====
Shares outstanding
                                                                           1,001
                                                                            ====
Net asset value per                                                        $1.00
share
                                                                            ====



                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS

                                                                      Period          Year
                                                                       Ended          Ended
                                                                   December 31,     June 30,
                                                                       2004           2004
INVESTMENT INCOME:
Interest income                                                              -       $9,060
                                                                      --------     --------
EXPENSES:
   Investment Adviser                                                        -        1,787
fees                                                                         -        1,339
   Administrator                                                             -       18,554
fees                                                                         -       11,168
   Legal                                                                     -        9,180
fees                                                                         -        2,039
   Trustees' fees and                                                        -        1,824
expenses                                                                     -          625
   Auditing and                                                              -          600
tax                                                                          -          477
   Custodian                                                                 -           71
fees                                                                         -        3,983
   Registration fees and
dues
   Shareholders'
reports
   Taxes
   Transfer and shareholder servicing agent
fees
   Insurance
   Miscellaneous

                                                                      --------   ----------
Total expenses                                                               -       51,647

   Investment Advisory fees waived                                           -      (1,787)
                                                                             -      (1,339)
   Administration fees                                                       -     (46,220)
waived                                                                       -         (36)
   Reimbursement of expenses by Administrator
   Expenses paid
indirectly
                                                                      --------   ----------
Net                                                                          -        2,265
expenses
                                                                      --------   ----------

Net investment                                                               -        6,795
income
                                                                      --------   ----------

Net increase in net assets resulting from                                    -      $ 6,795
operations
                                                                        ======       ======














                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         Period Ended        Year Ended         Year Ended
                                                       December 31, 2004    June 30, 2004      June 30, 2003
                                                       -----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS  OPERATIONS:
Net investment income............................                     $-            $ 6,795            $19,894
Net realized loss from securities
transactions.....................................                      -                  -                  -

                                                              ----------        -----------        -----------
Change in net assets resulting from
operations.......................................                      -              6,795             19,894


                                                              ----------        -----------        -----------
Change in net assets resulting from
operations.......................................                      -             6,7951             19,894

                                                              ----------        -----------        -----------
DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
Original Shares..................................                      -            (6,795)           (19,894)

                                                              ----------        -----------        -----------
CAPITAL SHARE TRANSACTIONS
     (at $1.00 per share):
Proceeds from shares sold:
Original Shares...................................                     -          4,109,574          4,112,943

Reinvested dividends and distributions:
Original Shares...................................                     -              6,214             21,466

Cost of shares redeemed:
        Original Shares...........................                     -        (5,878,653)        (3,925,694)

                                                              ----------        -----------        -----------
Change in net assets from capital share
transactions......................................                     -        (1,762,865)            208,715

                                                              ----------        -----------        -----------

Total change in net assets                                             -        (1,762,865)            208,715


NET ASSETS:
Beginning of period...................................             1,001          1,763,866          1,555,151

                                                              ----------        -----------        -----------
End of period.........................................            $1,001             $1,001         $1,763,866

                                                                  ======          =========          =========












                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


A. Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have now been assumed by Aquila Investment Management LLC.

On December 4, 2003, the Board of Trustees approved a change in the Fund's fiscal year end from June 30th to December 31st.

B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


Proxy Voting Record. As the Fund is closed, the Fund had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Period
                                                    Ended
                                                 December 31,                                Year Ended June 30,
                                                    2004*            2004           2003           2002            2001       2000
Net asset value, beginning of period
                                                      $1.0000       $1.0000        $1.0000        $1.0000         $1.0000    $1.0000
Income from investment
operations:
Net investment income                                       -         .0032         0.0107         0.0194          0.0540     0.0524
Less distributions:
Dividends from net Investment income                        -       (.0032)       (0.0107)       (0.0194)        (0.0540)   (0.0524)


Net asset value,
end of period                                         $1.0000       $1.0000        $1.0000        $1.0000         $1.0000    $1.0000

Total return                                                -         0.32%          1.08%          1.96%           5.54%      5.37%
Ratios/supplemental data
Net assets, end of
period (in thousands)                                      $1            $1         $1,764         $1,555          $2,076     $1,699

Ratio of expenses
to average net assets                                       -         0.26%          0.39%          0.41%           0.40%      0.41%

Ratio of net investment
income to average
net assets                                                  -         0.75%          1.03%          1.97%           5.40%      5.24%

The expense and net investment  income ratios without the effect of the Adviser's and  Administrator's  voluntary  waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets                                       -         5.75%          4.86%          3.47%           3.45%      5.14%

Ratio of net investment
income (loss) to
average net assets                                          -       (4.74)%        (3.43)%        (1.09)%           2.35%      0.50%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets                                       -         0.25%          0.36%          0.40%           0.40%      0.40%
         .........
 * The Trust had no operations during the period.

                                            See accompanying notes to financial statements

 Additional Information (Unaudited)

Information about

Trustees and Officers

                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex(3)       (The position held is a
Name, Address(1)         Length of        Principal Occupation(s)      Overseen         directorship unless
and Date of Birth        Service(2)       During Past 5 Years          by Trustee       indicated otherwise.)

Interested
Trustees(4)

Lacy B. Herrmann         Founder and      Founder and Chairman of the        12      Director or trustee Pimco
New York, NY             Chairman of      Board, Aquila Management                   Advisors VIT, Oppenheimer Quest
                         the Board of     Corporation, the sponsoring                Value Funds Group, Oppenheimer
(05/12/29)               Trustees since   organization and parent of the             Small Cap Value Fund,
                         1976             Manager or Administrator and/or            Oppenheimer Midcap Fund, and
                                          Adviser or Sub-Adviser to each             Oppenheimer Rochester Group of
                                          fund of the Aquilasm Group of              Funds.
                                          Funds,(5) Chairman of the
                                          Manager or Administrator and/or
                                          Adviser or Sub-Adviser to each
                                          since 2004, and Founder,
                                          Chairman of the Board of
                                          Trustees, Trustee and (currently
                                          or until 1998) President of each
                                          since its establishment,
                                          beginning in 1984, except
                                          Chairman of the Board of
                                          Trustees of Hawaiian Tax-Free
                                          Trust, Pacific Capital Cash
                                          Assets Trust, Pacific Capital
                                          Tax-Free Cash Assets Trust and
                                          Pacific Capital U.S. Government
                                          Securities Cash Assets Trust
                                          through 2003, Trustee until 2004
                                          and Chairman of the Board,
                                          Emeritus since 2004; Director of
                                          the Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and
                                          charitable organizations.








Non-interested
Trustees

Theodore T. Mason        Trustee since    Executive Director, East Wind      10      Trustee, Pimco Advisors VIT.
New York, NY             2004             Power Partners LTD since 1994
(11/24/35)                                and Louisiana Power Partners,
                                          1999-2003; Treasurer, Alumni
                                          Association of SUNY Maritime
                                          College since 2004 (President,
                                          2002-2003, First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., 1973-2004; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler, 2000-2004, and the
                                          Maritime College at Fort
                                          Schuyler Foundation, Inc. since
                                          2000.


John J. Partridge        Trustee since    Founding Partner, Partridge,       6                   None
Providence, RI           2004             Snow & Hahn, LLP, a law firm,
(05/05/40)                                Providence, Rhode Island, since
                                          1988; director of various
                                          educational, civic and
                                          charitable organizations,
                                          including Greater Providence
                                          Chamber of Commerce and Memorial
                                          Hospital of Rhode Island.


Cornelius T. Ryan        Trustee          Founder and General Partner,       5       Director of Neuberger &
East Norwalk, CT and     since 1976       Oxford Ventures Partners, a                Berman Equity Funds.
Sun Valley, ID                            group of investment venture
(11/14/31)                                capital partnerships, since 1981
                                          and Founder and General Partner,
                                          Oxford Bioscience Partners, a
                                          group of venture capital
                                          partnerships focused on life
                                          sciences, genomics, healthcare
                                          information technology and
                                          medical devices, since 1991.




Officers
Diana P. Herrmann        President        Vice Chair and Chief Executive     N/A                   N/A
New York, NY             since 2002       Officer of Aquila Management
(02/25/58)                                Corporation, Founder of the
                                          Aquilasm Group of Funds and
                                          parent of Aquila Investment
                                          Management LLC, Administrator
                                          since 2004, President and Chief
                                          Operating Officer since 1997, a
                                          Director since 1984, Secretary
                                          since 1986 and previously its
                                          Executive Vice President, Senior
                                          Vice President or Vice
                                          President, 1986-1997; Chief
                                          Executive Officer and Vice Chair
                                          since 2004 and President, Chief
                                          Operating Officer and Manager of
                                          the Administrator since 2003;
                                          Vice Chair, President, Executive
                                          Vice President or Senior Vice
                                          President of funds in the
                                          Aquilasm Group of Funds since
                                          1986; Director of the
                                          Distributor since 1997; trustee,
                                          Reserve Money-Market Funds,
                                          1999-2000 and Reserve Private
                                          Equity Series, 1998-2000;
                                          Governor, Investment Company
                                          Institute (2004) and head of its
                                          Small Funds Committee since
                                          2004; active in charitable and
                                          volunteer organizations.

Robert W. Anderson       Chief            Chief Compliance Officer of the    N/A                 N/A
                         Compliance       Trust, the Administrator and the
New York, NY (08/23/40)  Officer since    Distributor since 2004,
                         2004             Compliance Officer of the
                                          Administrator or its predecessor
                                          and current parent since 1998
                                          and Assistant Secretary of the
                                          Aquilasm Group of Funds since
                                          2000; Consultant, The Wadsworth
                                          Group, 1995-1998.


Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquilasm Group of Funds since
(11/06/56)               Officer since    2003 and Treasurer since 2000;
                         2003 and         Controller, Van Eck Global
                         Treasurer        Funds, 1993-2000.
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Barrett &   N/A                  N/A
New York, NY             since 1982       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of
                                          the Aquilasm Group of Funds.

John M. Herndon          Assistant        Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  Secretary        Aquilasm Group of Funds since
                         since 1995       1995 and Vice President of the
                                          three Aquila Money-Market Funds
                                          since 1990; Vice President of
                                          the Administrator or its
                                          predecessor and current parent
                                          since 1990.


(1) The mailing address of each Trustee and officer is c/o Capital Cash Management Trust, 380 Madison Avenue, New York, NY 10017.

(2) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(3) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(4) Mr. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 3, are called the "Aquilasm Group of Funds."




ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $6,450 for the fiscal year ended
December 31, 2004 and $2,750 for the then fiscal year ended
June 30, 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 for the fiscal year ended December 31, 2004 and $1,600 for the then fiscal year ended June 30, 2004 for return preparation.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) through c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	   Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
President
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer & Treasurer
February 28, 2005



CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.